Private Placement (Details) - CIK 0001853314 Gesher I Acquisition Corp - USD ($)		1 Months Ended		9 Months Ended	12 Months Ended
	Oct. 20, 2021	Nov. 23, 2022	Oct. 20, 2021	Jun. 30, 2022	Sep. 30, 2022
Private Placement (Details) [Line Items]
Warrant per share		$ 1.00
Private Placement Warrants [Member]
Private Placement (Details) [Line Items]
Aggregate shares purchase (in Shares)	450,000			4,550,000	4,550,000
Ordinary per share				$ 11.50	$ 11.50
Share price				$ 1.00	$ 1.00
Aggregate private placement (in Dollars)				$ 4,550,000	$ 4,550,000
Warrant per share	$ 1.00
Generating gross proceeds (in Dollars)	$ 450,000
Over-Allotment Option [Member]
Private Placement (Details) [Line Items]
Aggregate shares purchase (in Shares)			450,000
Warrant per share			$ 1.00
Generating gross proceeds (in Dollars)			$ 450,000